Lot purchase agreement deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lot purchase agreement deposits
Cash deposit percentage	10.00%
Deposit and pre-acquisition costs	$ 3,804,436	$ 2,946,001
Remaining purchase price	65,451,928	77,007,079
Total contract value	69,256,364	79,953,080
Forfeited lot purchase agreement deposits	$ 0	$ 211,482	$ 84,619